Basis of Presentation of the Condensed Consolidated Financial Statements Basis of Presentation of the Condensed Consolidated Financial Statements (Detail) - IPO [Member] - Successor [Member] - Common Stock [Member] - $ / shares
	Nov. 14, 2014	Nov. 11, 2014
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction	50,000,000	57,500,000
Sale of stock, price per share (dollars per share)	$ 19.50	$ 19.50